Report of Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	$ 2,923,319
Balance at 31 Dec	3,117,161	$ 2,923,319
Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,019
Balance at 31 Dec	261	3,019
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	153,973
Balance at 31 Dec	182,089	153,973
Reverse Repurchase Agreement, Non-trading
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	252,549
Balance at 31 Dec	298,392	252,549
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	131,825
Balance at 31 Dec	158,644	131,825
Loans and advances to customers
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	930,658
Balance at 31 Dec	988,399	930,658
IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,269
Balance at 31 Dec	4,088	3,269
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	353,855
Balance at 31 Dec	386,370	353,855
IFRS 9 | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	252,549
Balance at 31 Dec	298,392	252,549
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	353,855
Balance at 31 Dec	386,370	353,855
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	930,658
Balance at 31 Dec	988,399	930,658
– stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	352,971
Balance at 31 Dec	385,476	352,971
– stage 1 | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	823,342
Balance at 31 Dec	892,232	823,342
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	884
Balance at 31 Dec	894	884
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	90,702
Balance at 31 Dec	78,618	90,702
Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	16,575
Balance at 31 Dec	17,292	16,575
Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Lifetime expected credit losses | – POCI | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	39
Balance at 31 Dec	257	39
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,350,371
Balance at 31 Dec	2,486,661	2,350,371
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,019
Balance at 31 Dec	261	3,019
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,507,370
Balance at 31 Dec	2,706,154	2,507,370
Gross carrying amount | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,678,790
Balance at 31 Dec	1,815,828	1,678,790
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,629,501
Changes due to modifications not derecognised	0
Net new and further lending/repayments	66,068
Assets written off	3,569
Credit-related modifications that resulted in derecognition	(88)
Foreign exchange and others	48,544
Balance at 31 Dec	1,740,456	1,629,501
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	927,594	965,135
Net new and further lending/repayments	33,778	23,759
Assets written off	1,928	2,925
Credit-related modifications that resulted in derecognition	(88)	0
Foreign exchange and others	32,595	(58,375)
Balance at 31 Dec	991,951	927,594
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(6,000)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Wholesale
Increase (decrease) in financial assets [abstract]
Others	3,300	2,900
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Retained home and other loan portfolio
Increase (decrease) in financial assets [abstract]
Others	(7,200)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Wholesale
Increase (decrease) in financial assets [abstract]
Others		(28,900)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Personal lending
Increase (decrease) in financial assets [abstract]
Others		(6,400)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Argentina business | Personal lending
Increase (decrease) in financial assets [abstract]
Others		(2,400)
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	346,124
Balance at 31 Dec	383,568	346,124
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	701,907	705,638
Net new and further lending/repayments	32,290	21,104
Assets written off	1,641	1,534
Foreign exchange and others	15,949	(23,276)
Balance at 31 Dec	748,505	701,907
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	160,001	163,814
Net new and further lending/repayments	14,209	5,474
Assets written off	731	735
Foreign exchange and others	(2,959)	(8,529)
Balance at 31 Dec	170,520	160,001
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	381,491	381,535
Net new and further lending/repayments	13,233	7,149
Assets written off	63	63
Foreign exchange and others	14,620	(7,130)
Balance at 31 Dec	409,281	381,491
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Banking Business In Canada & Business In Argentina | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(4,500)
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(2,700)	(800)
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(400)	(300)
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(2,300)
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Retained home and other loan portfolio | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(6,800)
Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(4,400)
Gross carrying amount | Loans and advances to customers | Assets held for sale | Retained home and other loan portfolio | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(400)
Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	940,373
Balance at 31 Dec	999,091	940,373
Gross carrying amount | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,273
Balance at 31 Dec	4,115	3,273
Gross carrying amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	353,909
Balance at 31 Dec	386,400	353,909
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,507,370
Balance at 31 Dec	2,706,154	2,507,370
Gross carrying amount | IFRS 9 | Reverse Repurchase Agreement, Non-trading
Increase (decrease) in financial assets [abstract]
Balance at 31 Dec	75,372
Gross carrying amount | IFRS 9 | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	252,549
Balance at 31 Dec	298,392	252,549
Gross carrying amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	353,909
Balance at 31 Dec	386,400	353,909
Gross carrying amount | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	940,373
Balance at 31 Dec	999,091	940,373
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,365,477
Balance at 31 Dec	2,575,821	2,365,477
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,489,687
Transfers of financial instruments:	(28,196)
transfers from stage 1 to stage 2	(134,309)
transfers from stage 2 to stage 1	107,223
– transfers to stage 3	(1,873)
– transfers from stage 3	763
Net new and further lending/repayments	107,733
Foreign exchange and others	42,772
Balance at 31 Dec	1,611,996	1,489,687
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	833,036	845,982
Transfers of financial instruments:	(35,399)	(17,606)
Net new and further lending/repayments	66,354	58,044
Foreign exchange and others	29,369	(53,384)
Balance at 31 Dec	893,360	833,036
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	656,651	650,823
Transfers of financial instruments:	7,203	(2,023)
Net new and further lending/repayments	41,379	29,789
Foreign exchange and others	13,403	(21,938)
Balance at 31 Dec	718,636	656,651
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	155,663	156,767
Transfers of financial instruments:	(1,310)	742
Net new and further lending/repayments	15,130	6,177
Foreign exchange and others	(2,969)	(8,023)
Balance at 31 Dec	166,514	155,663
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	344,676	340,764
Transfers of financial instruments:	10,647	(3,561)
Net new and further lending/repayments	20,746	14,008
Foreign exchange and others	12,254	(6,535)
Balance at 31 Dec	388,323	344,676
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	824,420
Balance at 31 Dec	893,433	824,420
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	353,002
Balance at 31 Dec	385,504	353,002
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	824,420
Balance at 31 Dec	893,433	824,420
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	117,824
Balance at 31 Dec	104,578	117,824
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	115,898
Transfers of financial instruments:	18,327
transfers from stage 1 to stage 2	134,309
transfers from stage 2 to stage 1	(107,223)
– transfers to stage 3	(10,260)
– transfers from stage 3	1,501
Net new and further lending/repayments	(35,843)
Foreign exchange and others	4,507
Balance at 31 Dec	102,889	115,898
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	74,288	102,129
Transfers of financial instruments:	27,793	6,997
Net new and further lending/repayments	(27,221)	(29,842)
Foreign exchange and others	2,197	(4,996)
Balance at 31 Dec	77,057	74,288
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	41,610	50,955
Transfers of financial instruments:	(9,466)	(345)
Net new and further lending/repayments	(8,622)	(7,889)
Foreign exchange and others	2,310	(1,111)
Balance at 31 Dec	25,832	41,610
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,509	5,895
Transfers of financial instruments:	600	(1,570)
Net new and further lending/repayments	(1,008)	(431)
Foreign exchange and others	(27)	(385)
Balance at 31 Dec	3,074	3,509
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	34,341	38,513
Transfers of financial instruments:	(11,388)	2,694
Net new and further lending/repayments	(6,856)	(6,336)
Foreign exchange and others	2,190	(530)
Balance at 31 Dec	18,287	34,341
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93,248
Balance at 31 Dec	80,936	93,248
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	907
Balance at 31 Dec	896	907
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93,248
Balance at 31 Dec	80,936	93,248
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	23,976
Balance at 31 Dec	25,418	23,976
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	23,823
Transfers of financial instruments:	9,869
– transfers to stage 3	12,133
– transfers from stage 3	(2,264)
Changes due to modifications not derecognised	0
Net new and further lending/repayments	(6,060)
Assets written off	3,569
Credit-related modifications that resulted in derecognition	(88)
Foreign exchange and others	1,259
Balance at 31 Dec	25,234	23,823
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	20,177	16,939
Transfers of financial instruments:	7,606	10,609
Net new and further lending/repayments	(5,593)	(4,450)
Assets written off	1,928	2,925
Credit-related modifications that resulted in derecognition	(88)	0
Foreign exchange and others	1,023	4
Balance at 31 Dec	21,197	20,177
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,646	3,860
Transfers of financial instruments:	2,263	2,368
Net new and further lending/repayments	(467)	(796)
Assets written off	1,641	1,534
Foreign exchange and others	236	(227)
Balance at 31 Dec	4,037	3,646
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	829	1,152
Transfers of financial instruments:	710	828
Net new and further lending/repayments	87	(272)
Assets written off	731	735
Foreign exchange and others	37	(121)
Balance at 31 Dec	932	829
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,474	2,258
Transfers of financial instruments:	741	867
Net new and further lending/repayments	(657)	(523)
Assets written off	63	63
Foreign exchange and others	176	(65)
Balance at 31 Dec	2,671	2,474
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	22,615
Balance at 31 Dec	24,389	22,615
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	22,615
Balance at 31 Dec	24,389	22,615
Gross carrying amount | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93
Balance at 31 Dec	337	93
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93
Net new and further lending/repayments	238
Foreign exchange and others	6
Balance at 31 Dec	337	93
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93	85
Net new and further lending/repayments	238	7
Assets written off	0	0
Foreign exchange and others	6	1
Balance at 31 Dec	337	93
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	90
Balance at 31 Dec	333	90
Gross carrying amount | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Gross carrying amount | Lifetime expected credit losses | – POCI | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	90
Balance at 31 Dec	333	90
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(4,618)
Balance at 31 Dec	(4,593)	(4,618)
ECL income statement change for the period	(4,900)	(4,800)
Allowance for ECL | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(10,197)
Balance at 31 Dec	(11,194)	(10,197)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(10,105)
Balance at 31 Dec	(11,065)	(10,105)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Increase (decrease) in financial assets [abstract]
Balance at 31 Dec	(11,224)
Increase (decrease) in ECL	3,850
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(10,105)
Net remeasurement of ECL arising from transfer of stage	2
Changes due to modifications not derecognised	0
Net new and further lending/repayments	1,206
Changes to risk parameters – credit quality	(5,362)
Changes to models used for ECL calculation	197
Assets written off	(3,569)
Credit-related modifications that resulted in derecognition	9
Foreign exchange and others	(581)
Balance at 31 Dec	(11,065)	(10,105)
ECL income statement change for the period	3,957
Recoveries	320
Others	(248)
Increase (decrease) in ECL	(3,885)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(7,559)	(8,603)
Net remeasurement of ECL arising from transfer of stage	(22)	(24)
Net new and further lending/repayments	825	1,372
Changes to risk parameters – credit quality	(3,265)	(3,306)
Changes to models used for ECL calculation	247	144
Assets written off	(1,928)	(2,925)
Credit-related modifications that resulted in derecognition	9	0
Foreign exchange and others	(403)	(67)
Balance at 31 Dec	(8,240)	(7,559)
ECL income statement change for the period	2,215	1,814
Recoveries	77	40
Others	(267)	(126)
Increase (decrease) in ECL	(2,405)	(1,900)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Argentina business | Wholesale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		300
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	27
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Wholesale
Increase (decrease) in financial assets [abstract]
Others	(11)	23
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Retained home and other loan portfolio
Increase (decrease) in financial assets [abstract]
Others	7
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Wholesale
Increase (decrease) in financial assets [abstract]
Others		20
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada | Personal lending
Increase (decrease) in financial assets [abstract]
Others		1
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(54)
Balance at 31 Dec	(30)	(54)
Increase (decrease) in ECL	18
Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,546)	(2,892)
Net remeasurement of ECL arising from transfer of stage	24	8
Net new and further lending/repayments	381	731
Changes to risk parameters – credit quality	(2,097)	(2,060)
Changes to models used for ECL calculation	(50)	(100)
Assets written off	(1,641)	(1,534)
Foreign exchange and others	(178)	233
Balance at 31 Dec	(2,825)	(2,546)
ECL income statement change for the period	1,742	1,421
Recoveries	243	220
Others	19	(32)
Increase (decrease) in ECL	(1,480)	(1,233)
Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(936)	(1,222)
Net remeasurement of ECL arising from transfer of stage	(1)
Net new and further lending/repayments	125	313
Changes to risk parameters – credit quality	(871)	(908)
Changes to models used for ECL calculation	0	(23)
Assets written off	(731)	(735)
Foreign exchange and others	(71)	121
Balance at 31 Dec	(1,023)	(936)
ECL income statement change for the period	747	570
Recoveries	114	107
Others	20	(21)
Increase (decrease) in ECL	(613)	(484)
Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(473)	(575)
Net remeasurement of ECL arising from transfer of stage	20	(19)
Net new and further lending/repayments	53	79
Changes to risk parameters – credit quality	(108)	(61)
Changes to models used for ECL calculation	1	22
Assets written off	(63)	(63)
Foreign exchange and others	(36)	18
Balance at 31 Dec	(480)	(473)
ECL income statement change for the period	34	(21)
Recoveries	6	7
Others	4	(1)
Increase (decrease) in ECL	(24)	27
Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	16	23
Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	2
Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Retained home and other loan portfolio | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	6
Allowance for ECL | Loans and advances to customers | Assets held for sale | Retained home and other loan portfolio | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	11	10
Allowance for ECL | Loans and advances to customers | Assets held for sale | Retained home and other loan portfolio | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	1
Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(9,715)
Balance at 31 Dec	(10,692)	(9,715)
Allowance for ECL | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(4)
Balance at 31 Dec	(27)	(4)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(54)
Balance at 31 Dec	(30)	(54)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(10,197)
Balance at 31 Dec	(11,194)	(10,197)
Increase (decrease) in ECL	3,868
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	(29)
Allowance for ECL | IFRS 9 | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Allowance for ECL | IFRS 9 | Performance And Other Guarantee Contracts
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	46
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(54)
Balance at 31 Dec	(30)	(54)
Allowance for ECL | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(9,715)
Balance at 31 Dec	(10,692)	(9,715)
Allowance for ECL | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Net remeasurement of ECL arising from transfer of stage		48
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,296)
Balance at 31 Dec	(1,438)	(1,296)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,232)
Transfers of financial instruments:	(931)
transfers from stage 1 to stage 2	368
transfers from stage 2 to stage 1	(1,233)
– transfers to stage 3	15
– transfers from stage 3	(81)
Net remeasurement of ECL arising from transfer of stage	664
Net new and further lending/repayments	(178)
Changes to risk parameters – credit quality	390
Changes to models used for ECL calculation	(59)
Foreign exchange and others	(16)
Balance at 31 Dec	(1,362)	(1,232)
ECL income statement change for the period	(817)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(645)	(698)
Transfers of financial instruments:	(267)	(214)
Net remeasurement of ECL arising from transfer of stage	253	214
Net new and further lending/repayments	(171)	(151)
Changes to risk parameters – credit quality	181	112
Changes to models used for ECL calculation	(30)	39
Foreign exchange and others	7	53
Balance at 31 Dec	(672)	(645)
ECL income statement change for the period	(233)	(214)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(587)	(602)
Transfers of financial instruments:	(664)	(1,045)
Net remeasurement of ECL arising from transfer of stage	411	745
Net new and further lending/repayments	(7)	(17)
Changes to risk parameters – credit quality	209	251
Changes to models used for ECL calculation	(29)	29
Foreign exchange and others	(23)	52
Balance at 31 Dec	(690)	(587)
ECL income statement change for the period	(584)	(1,008)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(249)	(240)
Transfers of financial instruments:	(194)	(360)
Net remeasurement of ECL arising from transfer of stage	104	302
Net new and further lending/repayments	(64)	(55)
Changes to risk parameters – credit quality	131	57
Changes to models used for ECL calculation	0	15
Foreign exchange and others	(4)	32
Balance at 31 Dec	(276)	(249)
ECL income statement change for the period	(171)	(319)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(58)	(109)
Transfers of financial instruments:	(89)	(232)
Net remeasurement of ECL arising from transfer of stage	52	163
Net new and further lending/repayments	(4)	20
Changes to risk parameters – credit quality	39	115
Changes to models used for ECL calculation	5	(8)
Foreign exchange and others	(5)	(7)
Balance at 31 Dec	(60)	(58)
ECL income statement change for the period	(92)	(290)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,078)
Balance at 31 Dec	(1,201)	(1,078)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(31)
Balance at 31 Dec	(28)	(31)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,078)
Balance at 31 Dec	(1,201)	(1,078)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,679)
Balance at 31 Dec	(2,445)	(2,679)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,674)
Transfers of financial instruments:	2,101
transfers from stage 1 to stage 2	(368)
transfers from stage 2 to stage 1	1,233
– transfers to stage 3	1,434
– transfers from stage 3	(198)
Net remeasurement of ECL arising from transfer of stage	(604)
Net new and further lending/repayments	614
Changes to risk parameters – credit quality	(1,991)
Changes to models used for ECL calculation	272
Foreign exchange and others	(152)
Balance at 31 Dec	(2,434)	(2,674)
ECL income statement change for the period	1,709
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,516)	(1,668)
Transfers of financial instruments:	859	825
Net remeasurement of ECL arising from transfer of stage	(226)	(226)
Net new and further lending/repayments	304
Changes to risk parameters – credit quality	(826)	(899)
Changes to models used for ECL calculation	277	105
Foreign exchange and others	(66)	36
Balance at 31 Dec	(1,194)	(1,516)
ECL income statement change for the period	471	709
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,158)	(1,434)
Transfers of financial instruments:	1,242	1,477
Net remeasurement of ECL arising from transfer of stage	(378)	(605)
Net new and further lending/repayments	310	278
Changes to risk parameters – credit quality	(1,165)	(874)
Changes to models used for ECL calculation	(5)	(109)
Foreign exchange and others	(86)	109
Balance at 31 Dec	(1,240)	(1,158)
ECL income statement change for the period	1,238	1,310
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(370)	(534)
Transfers of financial instruments:	418	528
Net remeasurement of ECL arising from transfer of stage	(101)	(197)
Net new and further lending/repayments	173	125
Changes to risk parameters – credit quality	(482)	(325)
Changes to models used for ECL calculation	(1)	(16)
Foreign exchange and others	(32)	49
Balance at 31 Dec	(395)	(370)
ECL income statement change for the period	411	413
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(130)	(202)
Transfers of financial instruments:	82	232
Net remeasurement of ECL arising from transfer of stage	(31)	(152)
Net new and further lending/repayments	29	26
Changes to risk parameters – credit quality	(43)	(73)
Changes to models used for ECL calculation	(4)	29
Foreign exchange and others	(11)	10
Balance at 31 Dec	(108)	(130)
ECL income statement change for the period	49	170
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,546)
Balance at 31 Dec	(2,318)	(2,546)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(23)
Balance at 31 Dec	(2)	(23)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,546)
Balance at 31 Dec	(2,318)	(2,546)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6,171)
Balance at 31 Dec	(7,235)	(6,171)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6,148)
Transfers of financial instruments:	(1,170)
– transfers to stage 3	(1,449)
– transfers from stage 3	279
Net remeasurement of ECL arising from transfer of stage	(58)
Changes due to modifications not derecognised	0
Net new and further lending/repayments	768
Changes to risk parameters – credit quality	(3,737)
Changes to models used for ECL calculation	(16)
Assets written off	(3,569)
Credit-related modifications that resulted in derecognition	9
Foreign exchange and others	(410)
Balance at 31 Dec	(7,193)	(6,148)
ECL income statement change for the period	3,043
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(5,347)	(6,207)
Transfers of financial instruments:	(592)	(611)
Net remeasurement of ECL arising from transfer of stage	(49)	(12)
Net new and further lending/repayments	690	1,219
Changes to risk parameters – credit quality	(2,596)	(2,508)
Assets written off	(1,928)	(2,925)
Credit-related modifications that resulted in derecognition	9	0
Foreign exchange and others	(341)	(153)
Balance at 31 Dec	(6,298)	(5,347)
ECL income statement change for the period	1,955	1,301
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(801)	(856)
Transfers of financial instruments:	(578)	(432)
Net remeasurement of ECL arising from transfer of stage	(9)	(132)
Net new and further lending/repayments	78	470
Changes to risk parameters – credit quality	(1,141)	(1,437)
Changes to models used for ECL calculation	(16)	(20)
Assets written off	(1,641)	(1,534)
Foreign exchange and others	(69)	72
Balance at 31 Dec	(895)	(801)
ECL income statement change for the period	1,088	1,119
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Other instruments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(317)	(448)
Transfers of financial instruments:	(224)	(168)
Net remeasurement of ECL arising from transfer of stage	(4)	(57)
Net new and further lending/repayments	16	243
Changes to risk parameters – credit quality	(520)	(640)
Changes to models used for ECL calculation	1	(22)
Assets written off	(731)	(735)
Foreign exchange and others	(35)	40
Balance at 31 Dec	(352)	(317)
ECL income statement change for the period	507	476
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Personal lending | Mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(285)	(264)
Transfers of financial instruments:	7	0
Net remeasurement of ECL arising from transfer of stage	(1)	(30)
Net new and further lending/repayments	28	33
Changes to risk parameters – credit quality	(104)	(103)
Changes to models used for ECL calculation	0	1
Assets written off	(63)	(63)
Foreign exchange and others	(20)	15
Balance at 31 Dec	(312)	(285)
ECL income statement change for the period	77	99
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6,040)
Balance at 31 Dec	(7,097)	(6,040)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6,040)
Balance at 31 Dec	(7,097)	(6,040)
Allowance for ECL | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)
Balance at 31 Dec	(76)	(51)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)
Net new and further lending/repayments	2
Changes to risk parameters – credit quality	(24)
Foreign exchange and others	(3)
Balance at 31 Dec	(76)	(51)
ECL income statement change for the period	22
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)	(30)
Net new and further lending/repayments	2	(7)
Changes to risk parameters – credit quality	(24)	(11)
Assets written off	0	0
Foreign exchange and others	(3)	(3)
Balance at 31 Dec	(76)	(51)
ECL income statement change for the period	22	18
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)
Balance at 31 Dec	(76)	(51)
Allowance for ECL | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Allowance for ECL | Lifetime expected credit losses | – POCI | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)
Balance at 31 Dec	$ (76)	$ (51)